Schedule of condensed consolidated statement of income and cash flow (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Lease Liabilities
Amortization charge of right-of use assets	$ 693	$ 5,410	$ 4,862
Lease liabilities
Interest on lease liabilities	40	313	469
Cash paid for operating leases	$ 807	$ 6,301	$ 6,015